Accounts And Other Payables And Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Accounts and other payables and contract liabilities [Abstract]
Summary of Accounts And Other Payables And Contract Liabilities

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Employment benefits payable	3,030,885	3,203,478
Tax payable	631,590	553,507
Payable to external suppliers	525,952	433,410
Payable to investees	—	431,148
Others	637,583	862,214

	4,826,010	5,483,757